STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash flows from operating activities:
Net income/(loss)	$ (39,918)	$ 761,330
Changes in state franchise tax accrual	2,918	97,082
Changes in prepaid assets		(1,542,572)
Changes in accrued expenses, formation and offering costs	4,000	3,535,053
Issuance costs related to warrant liability		918,141
Changes in fair value warrants derivative liability		(5,945,000)
Net cash used by operating activities	(33,000)	(2,175,966)
Cash flows from investing activities:
Cash deposited in Trust Account		(450,000,000)
Interest and dividends reinvested in the Trust Account		(18,248)
Net cash used in investing activities		(450,018,248)
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering		450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor		11,000,000
Proceeds from note payable—related party	300,000
Proceeds from sale of Class F common stock to Sponsor	25,000
Proceeds from notes and advances payable – related party		1,000,000
Repayment of notes and advances payable – related party		(300,000)
Payment of underwriters' discounts and commissions		(9,000,000)
Payment of accrued offering costs	(131,686)	(613,020)
Net cash provided by financing activities	193,314	452,086,980
Decrease in cash	160,314	(107,234)
Cash at beginning of period		160,314
Cash at end of period	160,314	53,080
Supplemental disclosure of income and franchise taxes paid:
Deferred offering costs	$ 154,255
Deferred underwriting compensation		15,750,000
Cash paid for income and state franchise taxes		$ 2,918